ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



                                                  ALLIANCE GROWTH INVESTORS AND
LETTER TO SHAREHOLDERS                             CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

June 9, 1999

Dear Shareholder:

This annual shareholder report reviews the investment results and market activity for Alliance Growth Investors Fund and Alliance Conservative Investors Fund for the period ended April 30, 1999.

ECONOMIC AND MARKET ENVIRONMENT
The global environment today appears quite different from that which many expected at the time of our last shareholder's report. At that time, the combined effect of the Asian and Russian crises, the collapse of the Long Term Capital Management hedge fund and the resulting disorder in credit markets was expected to presage weaker economic conditions and further falls in inflation.

The speedy action by central banks in cutting interest rates appears to have been successful in heading off deflationary forces and the United States economy, in particular, has continued to storm ahead. Additionally, signs of improving output are now apparent throughout Asia, and Japan is showing signs of stabilization. Oil prices have risen sharply and other raw materials have stabilized.

The results of these developments have been reflected in sharp rises in the prices of commodity-sensitive shares and a fall in bond prices. Stock markets have risen to new highs in the United States, and Asian markets have continued their rally. European stocks, however, proved to be a disappointment as the weakness of the new currency, the Euro, undermined returns.

Ironically, U.S. markets now face the opposite set of challenges, which have confronted them as recently as October of 1998. Stocks have risen even as long-term interest rates have increased by 100 basis points, and some sections of the market have recorded extraordinary speculative gains. The domestic economy has continued to expand at a very rapid pace sustained by strength in house building and personal consumption. Additionally, growth in domestic credit and in the U.S. external deficit has resumed. These trends are helpful in providing time for the rest of the world economy to right itself, but such trends may create imbalances which may eventually have to be unwound.

U.S. inflation has recently shown signs of bottoming. However, for the continuation of world expansion it is important that inflation does not rise materially. Such a material rise in inflation may trigger the need for the Federal Reserve to engineer a slowdown in order to prevent further rises in the price level. As the U.S. economy continues to grow at a relatively fast pace, this is an area that we will be monitoring closely.

INVESTMENT RESULTS FOR ALLIANCE GROWTH INVESTORS FUND
Investment returns for the Alliance Growth Investors Fund for the six- and twelve-month periods ended April 30, 1999 are outlined in the following table. For comparison purposes, we have also included performance for the broad U.S. stock market, as represented by the S&P 500 Stock Index ("S&P 500"), and for the Fund's benchmark--a 70%/30% composite of the S&P 500 and the Lehman Brothers ("LB") Aggregate Bond Index, respectively.

As shown, the Alliance Growth Investors Fund Class A shares outperformed the composite benchmark for the six-month period and marginally underperformed for the twelve-month period ended April 30, 1999. Strong U.S. stock selection accounted for the relative outperformance and weak foreign stocks caused the relative underperformance during the respective periods.

INVESTMENT RESULTS*
Periods Ended April 30, 1999
                                        TOTAL RETURNS
                                   6 MONTHS      12 MONTHS
                                   --------      ---------
ALLIANCE GROWTH INVESTORS FUND
  Class A                           16.19%         16.81%
  Class B                           15.74%         15.96%
  Class C                           15.73%         15.88%

S&P 500                             22.31%         21.83%

70%/30% COMPOSITE:
  S&P 500 / LB AGGREGATE
  BOND INDEX                        15.82%         17.16%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS


1


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

OF APRIL 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. THE 70%/30% COMPOSITE IS A BLEND OF BOTH THE S&P 500 AND THE LB AGGREGATE BOND INDEX WITH A 70%/30% WEIGHTING, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


INVESTMENT RESULTS FOR ALLIANCE CONSERVATIVE INVESTORS FUND
Investment returns for the Alliance Conservative Investors Fund for the six- and twelve-month periods ended April 30, 1999 are outlined in the following table. For comparison purposes, we have also included performance for the broad U.S. bond market, as represented by the Lehman Brothers ("LB") Aggregate Bond Index, and for the Fund's benchmark--a 70%/30% composite of the LB Aggregate Bond Index and the S&P 500 Stock Index ("S&P 500"), respectively.

Alliance Conservative Investors Fund Class A shares underperformed the composite benchmark for both the six- and twelve-month periods ended April 30, 1999 due to the Fund's underweight position in equities during a period of extreme economic uncertainty and high market volatility.

INVESTMENT RESULTS*
Periods Ended April 30, 1999
                                        TOTAL RETURNS
                                   6 MONTHS      12 MONTHS
                                   --------      ---------
ALLIANCE CONSERVATIVE
  INVESTORS FUND
  Class A                           5.73%          8.59%
  Class B                           5.36%          7.82%
  Class C                           5.36%          7.91%

LB AGGREGATE BOND INDEX             0.69%          6.27%

70%/30% COMPOSITE:
  LB AGGREGATE BOND INDEX/
  S&P 500                           7.18%         10.94%

* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE LB AGGREGATE BOND INDEX IS COMPOSED OF THE LB MORTGAGE-BACKED SECURITIES INDEX, THE LB ASSET-BACKED SECURITIES INDEX AND THE LB
GOVERNMENT/CORPORATE BOND INDEX. THE 70%/30% COMPOSITE IS A BLEND OF BOTH THE LB AGGREGATE BOND INDEX AND THE S&P 500 WITH A 70%/30% WEIGHTING, RESPECTIVELY. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 5.

We appreciate your investment in Alliance's asset allocation funds and look forward to reporting their progress to you in the future.

Sincerely,


John D. Carifa
Chairman and President


Nicholas D. P. Carn
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

Alliance Growth Investors Fund seeks to provide highest total return with reasonable risk through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in equity securities.

INVESTMENT RESULTS
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      16.81%         11.84%
Five Years                    15.83%         14.82%
Since Inception*              14.22%         13.52%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      15.96%         11.96%
Five Years                    15.03%         15.03%
Since Inception*              13.41%         13.41%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      15.88%         14.88%
Five Years                    15.02%         15.02%
Since Inception*              12.91%         12.91%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)

                               CLASS A        CLASS B        CLASS C
                               -------        -------        -------
1 Year                         12.70%         12.85%         15.76%
5 Years                        14.50%         14.72%         14.69%
Since Inception*               13.60%         13.49%         13.01%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


3


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

ALLIANCE GROWTH INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/99

$38,000
$32,000
$26,000
$20,000
$14,000
$10,000
$8,000

S&P 500 STOCK INDEX: $37,628

70%S&P 500 STOCK INDEX/30% LEHMAN BROTHERS AGGREGATE BOND INDEX: $31,392

GROWTH INVESTORS FUND CLASS A: $24,061

5/31/92   4/30/93   4/30/94   4/30/95   4/30/96   4/30/97   4/30/98   4/30/99

This chart illustrates the total value of an assumed $10,000 investment in Alliance Growth Investors Fund Class A shares (from 5/31/92 to 4/30/99) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results and is not representative of future gain or loss in capital value or dividend income.

The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers (LB)Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/ Corporate Bond Index.

The comparison shown above represents a 70/30 weighting (70% S&P500 StockIndex and 30% Lehman Brothers Aggregate Bond Index).

When comparing Alliance Growth Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

Growth Investors Fund
S&P 500 Stock Index
70%S&P500/30% LB Aggregate Bond Index

*    Month-end nearest to Fund's Class A share inception date of 5/4/92.


4


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

Alliance Conservative Investors Fund seeks to provide high total return without undue risk to principal through investment in a mix of equity and fixed income securities. Normally the Fund will hold approximately 70% of its total assets in fixed income securities.

INVESTMENT RESULTS
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.59%          3.99%
Five Years                    10.25%          9.29%
Since Inception*               9.07%          8.40%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.82%          3.84%
Five Years                     9.47%          9.47%
Since Inception*               8.30%          8.30%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.91%          6.91%
Five Years                     9.49%          9.49%
Since Inception*               7.65%          7.65%

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1999)

                               CLASS A        CLASS B        CLASS C
                               -------        -------        -------
1Year                           4.30%          4.18%          7.26%
5Years                          8.98%          9.15%          9.17%
Since Inception*                8.42%          8.33%          7.68%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*    Inception: 5/4/92 Classes A & B; 8/2/93 Class C.


5


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

ALLIANCE CONSERVATIVE INVESTORS FUND
GROWTH OF A $10,000 INVESTMENT
5/31/92* TO 4/30/99

$25,000
$21,000
$17,000
$13,000
$10,000
$9,000

70%LEHMAN BROTHERS AGGREGATE BOND INDEX/30% S&P 500 STOCK INDEX: $22,940

CONSERVATIVE INVESTORS FUND CLASS A: $17,323

LEHMAN BROTHERS AGGREGATE BONDINDEX: $16,498

5/31/92   4/30/93   4/30/94   4/30/95   4/30/96   4/30/97   4/30/98   4/30/99

This chart illustrates the total value of an assumed $10,000 investment in Alliance Conservative Investors Fund Class A shares (from 5/31/92 to 4/30/99) as compared to the performance of an appropriate broad-based index. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to those classes. Past performance is not indicative of future results and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Lehman Brothers (LB) Aggregate Bond Index is composed of the LB Mortgage-Backed Securities Index, the LB Asset-Backed Securities Index and the LB Government/ Corporate Bond Index.

The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The comparison shown above represents a 70/30 weighting (70% Lehman Brothers Aggregate Bond Index and 30% S&P500 StockIndex).

When comparing Alliance Conservative Investors Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices.

Conservative Investors Fund
Lehman Brothers Aggregate Bond Index
70%LB Aggregate Bond Index/30% S&P 500

*    Month-end nearest to Fund's Class A share inception date of 5/4/92.


6


TEN LARGEST HOLDINGS
APRIL 30, 1999                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                          VALUE             NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                           $27,164,743             20.1%
Microsoft Corp.                                 4,260,775              3.1
Chase Manhattan Corp.                           3,607,900              2.7
Dayton Hudson Corp.                             3,520,444              2.6
Nokia AB OY Corp.                               3,360,007              2.5
AT&T Corp. - Liberty Media Group Cl.A           3,340,662              2.5
Bristol-Myers Squibb Co.                        3,330,675              2.5
Philip Morris Cos., Inc.                        3,071,475              2.3
MCI WorldCom, Inc.                              2,868,344              2.1
Tyco International, Ltd.                        2,835,625              2.1
                                              $57,360,650             42.5%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1999
                                                     SHARES* OR PRINCIPAL
-------------------------------------------------------------------------------
                                                                  HOLDINGS
PURCHASES                                          BOUGHT          4/30/99
-------------------------------------------------------------------------------
Chase Manhattan Corp.                               3,600           43,600
Dell Computer Corp.                                32,400           52,400
Halliburton Co.                                     7,800           47,800
Noble Drilling Corp.                               11,900          101,900
Philip Morris Cos., Inc.                           37,600           87,600
Schering-Plough Corp.                              23,600           43,600
U.S. Treasury Note, 3.875%, 1/15/09           $13,681,056      $13,681,056
U.S. Treasury Note, 6.00%, 8/15/00             $2,495,000       $5,485,000
U.S. Treasury Note, 6.50%, 8/31/01             $1,100,000       $3,275,000
U.S. Treasury Note, 6.50%, 5/31/02               $490,000       $3,570,000

                                                                   HOLDINGS
SALES                                               SOLD            4/30/99
-------------------------------------------------------------------------------
Compaq Computer Corp.                              40,000               -0-
Computer Sciences Corp.                            20,000               -0-
Cox Communications, Inc. Cl.A                      25,000               -0-
Federal National Mortgage Association,
  6.50%, 5/01/11                               $1,495,615               -0-
Harley-Davidson, Inc.                              40,100           34,900
Home Depot, Inc.                                   26,400           43,600
Nokia AB OY Corp.                                  36,000           43,600
Scripps E.W. Co. Cl.A                              30,000               -0-
The Estee Lauder Co., Inc. Cl.A                    20,000               -0-
U.S. Treasury Bond, 6.125%, 11/15/27           $1,765,000               -0-


*    Adjusted for stock splits.


7


INDUSTRY DIVERSIFICATION
APRIL 30, 1999                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                                                  PERCENT OF
                                             U.S. $ VALUE         NET ASSETS
-------------------------------------------------------------------------------
Basic Industry                               $    785,803             0.6%
Consumer Manufacturing                            572,601             0.4
Consumer Services                              14,717,686            10.9
Consumer Staples                                8,722,285             6.5
Energy                                          4,872,411             3.6
Finance                                        14,870,028            11.0
Healthcare                                      9,730,362             7.2
Multi Industry                                  2,835,625             2.1
Technology                                     10,039,887             7.4
Utilities                                       6,854,281             5.1
U.S. Government                                27,164,743            20.1
Total Investments*                            101,165,712            74.9
Cash and receivables, net of liabilities       33,923,623            25.1
Net Assets                                   $135,089,335           100.0%


*    Excludes short-term obligations.


8


TEN LARGEST HOLDINGS
APRIL 30, 1999                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                 PERCENT OF
COMPANY                                           VALUE          NET ASSETS
-------------------------------------------------------------------------------
U.S. Treasury Notes                           $27,296,564            49.3%
Nokia AB OY Corp.                                 570,276             1.0
Bristol-Myers Squibb Co.                          559,350             1.0
BankAmerica Corp.                                 532,800             1.0
Microsoft Corp.                                   471,612             0.8
Dayton Hudson Corp.                               444,262             0.8
Philip Morris Cos., Inc.                          434,775             0.8
Chase Manhattan Corp.                             430,300             0.8
MCI WorldCom, Inc.                                361,625             0.7
Schering-Plough Corp.                             357,512             0.6
                                              $31,459,076            56.8%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1999
                                                   SHARES* OR PRINCIPAL
-------------------------------------------------------------------------------
                                                                 HOLDINGS
PURCHASES                                          BOUGHT         4/30/99
-------------------------------------------------------------------------------
Dell Computer Corp.                                 4,400           7,400
Halliburton Co.                                       800           6,800
Philip Morris Cos., Inc.                            5,400          12,400
Schering-Plough Corp.                               4,400           7,400
U.S. Treasury Note, 3.875%, 1/15/09            $5,867,609      $5,867,609
U.S. Treasury Note, 5.25%, 8/15/03               $750,000        $750,000
U.S. Treasury Note, 6.00%, 8/15/00             $4,085,000      $4,435,000
U.S. Treasury Note, 6.50%, 8/31/01             $1,370,000      $3,095,000
U.S. Treasury Note, 6.50%, 5/31/02               $690,000      $1,480,000
U.S. Treasury Note, 6.875%, 5/15/06            $3,800,000      $6,725,000

                                                                    HOLDINGS
SALES                                             SOLD               4/30/99
-------------------------------------------------------------------------------
Enterprise Rent A Car USA Finance Co.,
  6.95%, 3/01/04                               $1,000,000              -0-
Federal National Mortgage Association,
  6.50%, 6/01/11                               $3,061,483              -0-
Federal National Mortgage Association,
  6.50%, 10/01/28                                $663,300              -0-
Government National Mortgage
  Association, 7.00%, 2/15/28                    $964,998              -0-
Long Island Savings Bank,
  7.00%, 6/13/02                               $1,000,000              -0-
Royal Caribbean Cruises, Ltd.,
  7.50%, 10/15/27                              $1,050,000              -0-
St. George Bank, Ltd., 7.15%, 10/15/05         $1,000,000              -0-
Time Warner, Inc., 9.125%, 1/15/13               $700,000              -0-
U.S. Treasury Bond, 6.125%, 11/15/27           $1,745,000              -0-
U.S. Treasury Note, 5.625%, 5/15/08            $1,915,000              -0-


*    Adjusted for stock splits.


9


INDUSTRY DIVERSIFICATION
APRIL 30, 1999                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                                                   PERCENT OF
                                               U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Basic Industry                                $   117,419             0.2%
Consumer Manufacturing                            132,139             0.3
Consumer Services                               1,896,745             3.4
Consumer Staples                                1,231,122             2.2
Energy                                            692,930             1.3
Finance                                         2,109,029             3.8
Healthcare                                      1,592,398             2.9
Multi Industry                                    357,500             0.7
Technology                                      1,236,862             2.2
Utilities                                       1,070,466             1.9
U.S. Government                                27,296,564            49.3
Total Investments*                             37,733,174            68.2
Cash and receivables, net of liabilities       17,624,962            31.8
Net Assets                                    $55,358,136           100.0%


*    Excludes short-term obligations.


10


PORTFOLIO OF INVESTMENTS
APRIL 30, 1999                                   ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-54.8%
UNITED STATES INVESTMENTS-44.2%
CONSUMER SERVICES-9.8%
BROADCASTING & CABLE-2.5%
AT&T Corp. - Liberty
  Media Group Cl.A (a)                           52,300      $ 3,340,662

ENTERTAINMENT & LEISURE-1.6%
Harley-Davidson, Inc.                            34,900        2,080,913

RETAIL - GENERAL MERCHANDISE-5.7%
Dayton Hudson Corp.                              52,300        3,520,444
Home Depot, Inc.                                 43,600        2,613,275
Wal-Mart Stores, Inc.                            34,800        1,600,800
                                                             ------------
                                                               7,734,519
                                                             ------------
                                                              13,156,094

FINANCE-9.6%
BANKING - MONEY CENTER-4.7%
BankAmerica Corp.                                38,400        2,764,800
Chase Manhattan Corp.                            43,600        3,607,900
                                                             ------------
                                                               6,372,700

BROKERAGE & MONEY MANAGEMENT-1.9%
Morgan Stanley, Dean Witter & Co.                26,200        2,598,712

INSURANCE-1.9%
American International Group, Inc.               21,800        2,560,138

MISCELLANEOUS-1.1%
MBNA Corp.                                       52,300        1,474,206
                                                             ------------
                                                              13,005,756

TECHNOLOGY-7.5%
COMPUTER HARDWARE-1.6%
Dell Computer Corp. (a)                          52,400        2,158,225

COMPUTER SOFTWARE-3.2%
Microsoft Corp. (a)                              52,400        4,260,775

NETWORKING SOFTWARE-1.9%
Cisco Systems, Inc. (a)                          21,800        2,486,562

SEMI-CONDUCTOR COMPONENTS-0.8%
Altera Corp. (a)                                 15,700        1,134,325
                                                             ------------
                                                              10,039,887

HEALTH CARE-5.6%
DRUGS-4.7%
Bristol-Myers Squibb Co.                         52,400        3,330,675
Pfizer, Inc.                                      7,800          897,487
Schering-Plough Corp.                            43,600        2,106,425
                                                             ------------
                                                               6,334,587

MEDICAL PRODUCTS-0.9%
Medtronic, Inc.                                  17,400        1,251,713
                                                             ------------
                                                               7,586,300

CONSUMER STAPLES-4.5%
COSMETICS-0.8%
Gillette Co.                                     21,800        1,137,688

RETAIL - FOOD & DRUG-1.4%
Kroger Co. (a)                                   34,900        1,895,506


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
TOBACCO-2.3%
Philip Morris Cos., Inc.                         87,600      $ 3,071,475
                                                             ------------
                                                               6,104,669

ENERGY-3.0%
OIL SERVICE-3.0%
Halliburton Co.                                  47,800        2,037,475
Noble Drilling Corp. (a)                        101,900        1,999,788
                                                             ------------
                                                               4,037,263

UTILITIES-2.1%
TELEPHONE UTILITY-2.1%
MCI WorldCom, Inc. (a)                           34,900        2,868,344

MULTI INDUSTRY COMPANY-2.1%
Tyco International, Ltd.                         34,900        2,835,625

Total United States Investments
  (cost $38,842,196)                                          59,633,938

FOREIGN INVESTMENTS-10.6%
FINLAND-2.5%
Nokia AB OY Corp.                                43,600        3,360,007

FRANCE-2.3%
Carrefour, SA (a)                                 1,050          831,915
Sanofi, SA                                        5,230          819,353
SEITA                                            10,460          629,847
Total, SA Cl.B                                    6,100          835,148
                                                             ------------
                                                               3,116,263

GERMANY-0.4%
ProSieben Media AG
  3.40% pfd.                                     10,460          491,723

JAPAN-0.4%
Honda Motor Co.                                  13,000          572,601

NETHERLANDS-0.6%
Akzo Nobel NV                                    17,400          785,803

SPAIN-1.1%
Banco Bilbao Vizcaya, SA                         26,200          391,916
Tabacalera, SA Series A                          26,200          510,100
Telefonica rights,
  expiring 5/20/99 (a)                           13,100           12,178
Telefonica de Espana                             13,100          613,752
                                                             ------------
                                                               1,527,946

SWEDEN-0.5%
AstraZeneca Group Plc                            17,607          686,583

SWITZERLAND-1.6%
Nestle, SA                                          349          645,754
Novartis AG                                         436          638,126
Zurich Allied AG                                  1,308          842,737
                                                             ------------
                                                               2,126,617

UNITED KINGDOM-1.2%
Royal Bank of Scotland Group                     26,661          629,619
United News Media Plc                            34,900          424,446
Vodafone Group Plc                               35,040          645,423
                                                             ------------
                                                               1,699,488

Total Foreign Investments
  (cost $10,997,100)                                          14,367,031

Total Common Stocks & Other Investments
  (cost $49,839,296)                                          74,000,969

DEBT OBLIGATIONS-20.1%
U.S. GOVERNMENT OBLIGATIONS-20.1%
U.S. Treasury Notes
  3.875%, 1/15/09 (b)                           $13,681       13,663,955
  4.25%, 11/15/03                                   485          465,828
  6.00%, 8/15/00                                  5,485        5,550,107
  6.50%, 8/31/01                                  3,275        3,372,726
  6.50%, 5/31/02                                  3,570        3,699,413
  6.875%, 5/15/06                                   380          412,714

Total Debt Obligations
  (cost $27,268,355)                                          27,164,743


12


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

                                               PRINCIPAL
                                                AMOUNT
COMPANY                                         (000)       U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-24.8%
TIME DEPOSIT-24.8%
State Street Cayman Islands
  4.50%, 5/03/99
  (amortized cost $33,486,000)                  $33,486     $ 33,486,000

TOTAL INVESTMENTS-99.7%
  (cost $110,593,651)                                       $134,651,712
Other assets less liabilities-0.3%                               437,623

NET ASSETS-100%                                             $135,089,335


(a)  Non-income producing security.

(b)  Treasury Inflation Protection Securities.

     See notes to financial statements.


13


PORTFOLIO OF INVESTMENTS
APRIL 30, 1999                             ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-18.9%
UNITED STATES INVESTMENTS-14.8%
FINANCE-3.3%
BANKING - MONEY CENTER-1.7%
BankAmerica Corp.                                 7,400       $  532,800
Chase Manhattan Corp.                             5,200          430,300
                                                             ------------
                                                                 963,100

BROKERAGE & MONEY MANAGEMENT-0.5%
Morgan Stanley, Dean Witter & Co.                 2,900          287,644

INSURANCE-0.6%
American International Group, Inc.                2,750          322,953

MISCELLANEOUS-0.5%
MBNA Corp.                                        8,799          248,022
                                                             ------------
                                                               1,821,719

CONSUMER SERVICES-3.0%
BROADCASTING & CABLE-0.6%
AT&T Corp. - Liberty
  Media Group Cl.A (a)                            5,200          332,150

ENTERTAINMENT & LEISURE-0.6%
Harley-Davidson, Inc.                             5,200          310,050

RETAIL - GENERAL MERCHANDISE-1.8%
Dayton Hudson Corp.                               6,600          444,262
Home Depot, Inc.                                  5,200          311,675
Wal-Mart Stores, Inc.                             5,800          266,800
                                                             ------------
                                                               1,022,737
                                                             ------------
                                                               1,664,937

HEALTH CARE-2.3%
DRUGS-1.9%
Bristol-Myers Squibb Co.                          8,800          559,350
Pfizer, Inc.                                      1,500          172,594
Schering-Plough Corp.                             7,400          357,512
                                                             ------------
                                                               1,089,456

MEDICAL PRODUCTS-0.4%
Medtronic, Inc.                                   2,900          208,619
                                                             ------------
                                                               1,298,075

TECHNOLOGY-2.2%
COMPUTER HARDWARE-0.5%
Dell Computer Corp. (a)                           7,400          304,787

COMPUTER SOFTWARE-0.8%
Microsoft Corp. (a)                               5,800          471,612

NETWORKING SOFTWARE-0.5%
Cisco Systems, Inc. (a)                           2,200          250,938

SEMI-CONDUCTOR COMPONENTS-0.4%
Altera Corp. (a)                                  2,900          209,525
                                                             ------------
                                                               1,236,862

CONSUMER STAPLES-1.6%
COSMETICS-0.3%
Gillette Co.                                      2,900          151,344

RETAIL - FOOD & DRUGS-0.5%
Kroger Co. (a)                                    5,200          282,425

TOBACCO-0.8%
Philip Morris Cos., Inc.                         12,400          434,775
                                                             ------------
                                                                 868,544


14


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
ENERGY-1.0%
OIL SERVICE-1.0%
Halliburton Co.                                   6,800       $  289,850
Noble Drilling Corp. (a)                         14,400          282,600
                                                             ------------
                                                                 572,450

UTILITIES-0.7%
TELEPHONE UTILITY-0.7%
MCI WorldCom, Inc. (a)                            4,400          361,625

MULTI INDUSTRY COMPANY-0.7%
Tyco International, Ltd.                          4,400          357,500

Total United States Investments
  (cost $5,293,305)                                            8,181,712

FOREIGN INVESTMENTS-4.1%
FINLAND-1.0%
Nokia AB OY Corp.                                 7,400          570,276

FRANCE-0.7%
Carrefour, SA (a)                                   100           79,230
Sanofi, SA                                          740          115,932
SEITA                                             1,470           88,516
Total, SA Cl.B                                      880          120,480
                                                             ------------
                                                                 404,158

GERMANY-0.1%
ProSieben Media AG 3.40% pfd.                     1,470           69,104

JAPAN-0.3%
Honda Motor Co.                                   3,000          132,139

NETHERLANDS-0.2%
Akzo Nobel NV                                     2,600          117,419

SPAIN-0.5%
Banco Bilbao Vizcaya, SA                          3,700           55,347
Tabacalera, SA Series A                           4,400           85,665
Telefonica rights, expiring 5/20/99 (a)           2,900            2,696
Telefonica de Espana                              2,900          135,869
                                                             ------------
                                                                 279,577

SWEDEN-0.2%
AstraZeneca Group Plc                             2,623          102,284

SWITZERLAND-0.6%
Nestle, SA                                           59          109,167
Novartis AG                                          52           76,107
Zurich Allied AG                                    221          142,389
                                                             ------------
                                                                 327,663

UNITED KINGDOM-0.5%
Royal Bank of Scotland Group                      3,793           89,574
United News Media Plc                             4,400           53,512
Vodafone Group Plc                                5,928          109,192
                                                             ------------
                                                                 252,278

Total Foreign Investments
  (cost $1,710,014)                                            2,254,898

Total Common Stocks & Other Investments
  (cost $7,003,319)                                           10,436,610

DEBT OBLIGATIONS-49.3%
U.S. GOVERNMENT OBLIGATIONS-49.3%
U.S. Treasury Notes
  3.875%, 1/15/09 (b)                            $5,868        5,860,274
  4.25%, 11/15/03                                   550          528,259
  5.25%, 8/15/03                                    750          749,648
  6.00%, 8/15/00                                  4,435        4,487,643
  6.25%, 4/30/01                                    925          944,943
  6.375%, 5/15/99                                 2,700        2,700,837
  6.50%, 8/31/01                                  3,095        3,187,355
  6.50%, 5/31/02                                  1,480        1,533,650
  6.875%, 5/15/06                                 6,725        7,303,955

Total Debt Obligations
  (cost $27,533,920)                                          27,296,564


15


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                 AMOUNT
COMPANY                                            (000)    U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT-29.0%
TIME DEPOSIT-29.0%
State Street Cayman Islands
  4.50%, 5/03/99
  (amortized cost $16,071,000)                  $16,071      $16,071,000

TOTAL INVESTMENTS-97.2%
  (cost $50,608,239)                                         $53,804,174
Other assets less liabilities-2.8%                             1,553,962

NET ASSETS-100%                                              $55,358,136


(a)  Non-income producing security.

(b)  Treasury Inflation Protection Securities.

     See notes to financial statements.


16


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999
                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                     GROWTH       CONSERVATIVE
                                                   INVESTORS        INVESTORS
                                                      FUND            FUND
                                                 -------------    ------------
ASSETS
  Investments in securities, at value
    (cost $110,593,651 and $50,608,239,
    respectively)                                $ 134,651,712    $ 53,804,174
  Cash                                                   1,912             749
  Receivable for shares of beneficial
    interest sold                                    1,413,583       1,665,601
  Interest and dividends receivable                    415,525         514,741
  Foreign taxes receivable                              33,926           5,370
  Total assets                                     136,516,658      55,990,635

LIABILITIES
  Payable for shares of beneficial
    interest redeemed                                1,069,401         457,308
  Distribution fee payable                              84,508          33,942
  Advisory fee payable                                  83,726          29,562
  Accrued expenses                                     189,688         111,687
  Total liabilities                                  1,427,323         632,499

NET ASSETS                                       $ 135,089,335    $ 55,358,136

COMPOSITION OF NET ASSETS
  Shares of beneficial interest,
    at par                                                 $85             $46
  Additional paid-in capital                       104,161,979      50,235,541
  Distribution in excess of net
    investment income                                 (145,875)         (6,668)
  Accumulated net realized gain on
    investments and foreign currency
    transactions                                     7,022,088       1,936,297
  Net unrealized appreciation of
    investments, other liabilities and
    foreign currency denominated assets
    and liabilities                                 24,051,058       3,192,920
                                                 $ 135,089,335    $ 55,358,136

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price
    per share ($47,916,701 / 3,032,720
    and $18,492,594 / 1,556,671 shares of
    beneficial interest issued and
    outstanding, respectively)                          $15.80          $11.88
  Sales charge--4.25% of public
    offering price                                         .70             .53
  Maximum offering price                                $16.50          $12.41

  CLASS B SHARES
  Net asset value and offering price
    per share ($77,554,200 / 4,884,656
    and $31,177,380 / 2,571,718 shares of
    beneficial interest issued and
    outstanding, respectively)                          $15.88          $12.12

  CLASS C SHARES
  Net asset value and offering price
    per share ($9,618,434 / 605,519
    and $5,688,162 / 469,115 shares of
    beneficial interest issued and
    outstanding, respectively)                          $15.88          $12.13


See notes to financial statements.


17


STATEMENTS OF OPERATIONS                          ALLIANCE GROWTH INVESTORS AND
YEAR ENDED APRIL 30, 1999                          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                                       GROWTH       CONSERVATIVE
                                                     INVESTORS       INVESTORS
                                                        FUND           FUND
                                                   -----------     -----------
INVESTMENT INCOME
  Interest                                         $ 2,468,381     $ 2,042,393
  Dividends (net of foreign tax withheld of
    $58,688 and $8,135, respectively)                  713,684         124,519
  Total income                                       3,182,065       2,166,912

EXPENSES
  Advisory fee                                         895,036         355,320
  Distribution fee - Class A                           115,391          43,449
  Distribution fee - Class B                           721,138         280,866
  Distribution fee - Class C                            87,608          48,065
  Transfer agency                                      266,621          98,846
  Custodian                                            122,891         102,435
  Printing                                             105,211          27,840
  Audit and legal                                       56,748          45,014
  Registration                                          35,401          28,955
  Trustees' fees                                        35,000          28,000
  Miscellaneous                                          8,391           8,603
  Total expenses                                     2,449,436       1,067,393
  Less: expenses waived and assumed by
    adviser (See Note B)                                    -0-       (167,387)
  Less: expense offset arrangement
    (See Note B)                                       (17,119)         (6,491)
  Net expenses                                       2,432,317         893,515
  Net investment income                                749,748       1,273,397

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions      12,939,690       3,468,275
  Net realized loss on foreign currency
    transactions                                      (169,987)        (42,579)
  Net change in unrealized appreciation
    (depreciation) of:
    Investments                                      4,675,002      (1,015,805)
    Other liabilities and foreign currency
      denominated assets and liabilities                16,827            (135)
  Net gain on investments and foreign
    currency transactions                           17,461,532       2,409,756

NET INCREASE IN NET ASSETS FROM OPERATIONS         $18,211,280     $ 3,683,153


See notes to financial statements.

18


                                                  ALLIANCE GROWTH INVESTORS AND
STATEMENT OF CHANGES IN NET ASSETS                 CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                         GROWTH INVESTORS FUND     CONSERVATIVE INVESTORS FUND
                    -----------------------------  -----------------------------
                      YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                    APRIL 30, 1999 APRIL 30, 1998  APRIL 30, 1999 APRIL 30, 1998
                    -------------- --------------  -------------- --------------
INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS
  Net investment
    income          $    749,748  $    316,926     $ 1,273,397     $ 1,246,838
  Net realized gain
    on investments,
    futures contracts
    and foreign
    currency
    transactions      12,769,703    14,237,544       3,425,696       3,344,528
  Net change in
    unrealized
    appreciation
    (depreciation)
    of investments
    and foreign
    currency
    denominated
    assets and
    liabilities        4,691,829    10,644,067      (1,015,940)      2,461,319
  Net increase in
    net assets
    from operations   18,211,280    25,198,537       3,683,153       7,052,685

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment
    income
    Class A             (418,359)     (316,225)       (466,063)       (410,778)
    Class B             (295,401)      (90,880)       (687,634)       (759,381)
    Class C              (35,988)       (9,212)       (119,700)       (109,342)
  Distribution in
    excess of net
    investment
    income
    Class A             (214,001)           -0-        (61,173)             -0-
    Class B             (150,826)           -0-        (89,189)             -0-
    Class C              (17,942)           -0-        (15,332)             -0-
  Net realized gain
    on investments
    Class A           (3,526,765)   (2,631,810)       (804,489)       (787,612)
    Class B           (6,296,282)   (6,052,618)     (1,442,985)     (1,864,487)
    Class C             (761,076)     (613,482)       (254,273)       (269,390)

TRANSACTIONS IN
SHARES OF BENEFICIAL
INTEREST
  Net increase
    (decrease)        14,418,907     3,496,273      11,307,818      (2,590,456)
  Total increase      20,913,547    18,980,583      11,050,133         261,239

NET ASSETS
  Beginning of
    year             114,175,788    95,195,205      44,308,003      44,046,764
  End of year
    (including
    undistributed
    net investment
    income of
    $145,372 and
    $152,080
    respectively,
    at April 30,
    1998)           $135,089,335  $114,175,788     $55,358,136     $44,308,003


See notes to financial statements.


19


NOTES TO FINANCIAL STATEMENTS                     ALLIANCE GROWTH INVESTORS AND
APRIL 30, 1999                                     CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth Investors Fund and Alliance Conservative Investors Fund (the "Funds"), two series of The Alliance Portfolios (the "Trust"), are registered under the Investment Company Act of 1940 as diversified, open-end investment companies. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The Funds do not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


20


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Funds accrete discounts and amortize premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Fund represented by the net assets of such class, except that each Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification. During the current fiscal year, permanent differences, primarily due to passive foreign investments company sales and foreign currency transactions, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in accumulated net realized gain on investments and foreign currency transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Funds pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .75% of each Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.40%, 2.10%, and 2.10% of the daily average net assets for Class A, Class B and Class C shares, respectively, of the Conservative Investors Fund. For the year ended April 30, 1999, such reimbursement amounted to $167,387 for the Conservative Investors Fund.

The Funds compensate Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. Such compensation amounted to $185,978 and $65,123 for the Growth Investors Fund and Conservative Investors Fund, respectively, for the year ended April 30, 1999.

For the year ended April 30, 1999, the Funds' expenses were reduced by $17,119 and $6,491 for the Growth Investors Fund and the Conservative Investors Fund, respectively, under expense offset arrangements with Alliance Fund Services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of each Fund's shares. The Distributor received front-end sales charges of $12,401 from the sales of Class A shares and $56,535 and $3,063 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 1999 for the Growth Investors Fund. The Distributor also received front-end sales charges of $5,299 from the sales of Class A shares and $37,588 and $2,596 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended April 30, 1999 for the Conservative Investors Fund.

Brokerage commissions paid on investment transactions for the year ended April 30, 1999 amounted to $142,555 and $28,900 for the Growth Investors and Conservative Investors Funds, respectively, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


21


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

Accrued expenses includes amounts owed to two of the Trustees under a deferred compensation plan of $17,139 each, for the Growth Investors and Conservative Investors Funds, respectively.


NOTE C: DISTRIBUTION PLANS
The Funds have adopted a Plan for each class of shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Funds pay a distribution fee to the Distributor at an annual rate of up to .50% of each Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Fund's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Funds are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to the Distributor with respect to the relevant class.

The Plans also provide that the Adviser may use its own resources to finance the distribution of each Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Growth Investors Fund aggregated $38,680,521 and $71,842,911, respectively, for the year ended April 30, 1999. There were purchases of $44,278,099 and sales of $32,304,216 of U.S. government and government agency securities for the year ended April 30, 1999. At April 30, 1999, the cost of investments for federal income tax purposes for the Growth Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $24,801,737 and gross unrealized depreciation of investments was $743,676 resulting in net unrealized appreciation of $24,058,061 excluding foreign currency transactions.

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the Conservative Investors Fund aggregated $6,455,384 and $20,783,664, respectively, for the year ended April 30, 1999. There were purchases of $36,049,883 and sales of $27,961,025, of U.S. government and government agency obligations for the year ended April 30, 1999. At April 30, 1999, the cost of investments for federal income tax purposes for the Conservative Investors Fund was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $3,533,635 and gross unrealized depreciation of investments was $337,700 resulting in net unrealized appreciation of $3,195,935 (excluding foreign currency transactions).

The Alliance Growth Investors and Conservative Investors Funds incurred and elected to defer post October currency losses of $128,736 and $30,878, respectively, for the year ended April 30, 1999. To the extent that any post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Growth Investors and Conservative Investors Funds enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated


22


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts held are recorded for financial reporting purposes as unrealized gains or losses by the Funds.

The Funds' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Funds having a value equal to the aggregate amount of the Funds' commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Funds have in that particular currency contract.

At April 30, 1999, there were no outstanding forward exchange currency contracts for the Growth Investors Fund and the Conservative Investors Fund.

2. FINANCIAL FUTURES CONTRACTS
The Funds may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse affects of anticipated movements in the market. The Funds bear the market risk that arises from changes in the value of these financial instruments. The Fund's activities in domestic futures contracts are conducted through regulated exchanges which do not result in counterparty credit risk.

At the time the Funds enter into a futures contract, each Fund deposits and maintains with their custodian as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. At April 30, 1999, the Funds had no outstanding futures contracts.


NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into three classes, designated Class A, Class B and Class C shares for both Funds. Transactions in shares of beneficial interest were as follows:

                                    ALLIANCE GROWTH INVESTORS FUND
                       -------------------------------------------------------
                                 SHARES                       AMOUNT
                       -----------------------     ---------------------------
                       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                        APRIL 30,     APRIL 30,      APRIL 30,      APRIL 30,
                          1999          1998          1999           1998
                        --------     ---------     -----------     -----------
CLASS A
Shares sold              566,266       224,299     $ 8,776,626     $ 3,232,642
Shares issued in
  reinvestment of
  dividends and
  distributions          281,053       216,972       4,047,170       2,877,051
Shares converted
  from Class B           510,928       117,685       7,806,714       1,696,586
Shares redeemed         (527,391)     (449,023)     (8,032,657)     (6,467,086)
Net increase             830,856       109,933     $12,597,853     $ 1,339,193


23


                                                  ALLIANCE GROWTH INVESTORS AND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)          CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

                                 ALLIANCE GROWTH INVESTORS FUND
                    -----------------------------------------------------------
                                 SHARES                       AMOUNT
                    ---------------------------  ------------------------------
                     YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      APRIL 30,      APRIL 30,     APRIL 30,       APRIL 30,
                        1999           1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              964,442       658,517    $ 14,830,200    $  9,583,213
Shares issued in
  reinvestment of
  dividends and
  distributions          453,061       453,712       6,573,928       6,043,860
Shares converted
  to Class A            (509,338)     (117,679)     (7,806,714)     (1,696,586)
Shares redeemed         (827,094)     (897,932)    (12,604,631)    (12,997,170)
Net increase              81,071        96,618    $    992,783    $    933,317

CLASS C
Shares sold              210,668       192,391    $  3,218,152    $  2,775,334
Shares issued in
  reinvestment of
  dividends and
  distributions           54,989        46,021         798,413         613,462
Shares redeemed         (211,237)     (147,143)     (3,188,294)     (2,165,033)
Net increase              54,420        91,269        $828,271      $1,223,763


                               ALLIANCE CONSERVATIVE INVESTORS FUND
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                       APRIL 30,     APRIL 30,     APRIL 30,       APRIL 30,
                         1999          1998          1999            1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              346,984        89,645    $  4,157,099    $  1,062,839
Shares issued in
  reinvestment of
  dividends and
  distributions          107,403        99,918       1,256,931       1,132,237
Shares converted
  from Class B           390,356        63,018       4,672,943         754,998
Shares redeemed         (267,054)     (322,476)     (3,183,427)     (3,841,307)
Net increase
  (decrease)             577,689       (69,895)   $  6,903,546     $  (891,233)

CLASS B
Shares sold            1,094,428       460,037    $ 13,349,393     $ 5,586,632
Shares issued in
  reinvestment of
  dividends and
  distributions          173,141       214,784       2,068,607       2,476,221
Shares converted
  to Class A            (388,535)      (62,011)     (4,672,943)       (754,998)
Shares redeemed         (639,564)     (721,523)     (7,883,521)     (8,753,508)
Net increase
  (decrease)             239,470      (108,713)   $  2,861,536     $(1,445,653)

CLASS C
Shares sold              216,203        82,073    $  2,631,544     $   988,763
Shares issued in
  reinvestment of
  dividends and
  distributions           30,304        31,107         362,040         358,640
Shares redeemed         (118,770)     (132,931)     (1,450,848)     (1,600,973)
Net increase
  (decrease)             127,737       (19,751)   $  1,542,736     $  (253,570)


24


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

NOTEF: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended April 30, 1999.


25


FINANCIAL HIGHLIGHTS                             ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.09       $13.12       $14.08       $12.08       $11.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .17(a)       .12(a)       .16(a)(b)    .10(b)       .25(b)
Net realized and unrealized gain
  on investment transactions                    2.20         3.34          .76         2.75          .38
Net increase in net asset value
  from operations                               2.37         3.46          .92         2.85          .63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.16)        (.16)        (.19)        (.26)        (.15)
Distributions in excess of net
  investment income                             (.09)          -0-          -0-          -0-          -0-
Distributions from net realized gains          (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions              (1.66)       (1.49)       (1.88)        (.85)        (.16)
Net asset value, end of year                  $15.80       $15.09       $13.12       $14.08       $12.08

TOTAL RETURN
Total investment return based on
  net asset value (c)                          16.81%       27.96%        6.69%       23.87%        5.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $47,917      $33,222      $27,453      $30,608      $22,189
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.56%(d)     1.60%(d)     1.56%(d)     1.40%        1.40%
  Expenses, before waivers/reimbursements       1.56%        1.60%        1.73%        1.65%        1.97%
  Net investment income                         1.12%         .81%        1.14%        2.02%        2.32%
Portfolio turnover rate                           84%         137%         133%         209%         134%


See footnote summary on page 31.


26


                                                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                                YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.12       $13.11       $14.08       $12.09       $11.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .06(a)       .01(a)       .06(a)(b)    .06(b)       .17(b)
Net realized and unrealized gain
  on investment transactions                    2.21         3.35          .77         2.70          .38
Net increase in net asset value
  from operations                               2.27         3.36          .83         2.76          .55

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.07)        (.02)        (.11)        (.18)        (.10)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains          (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions              (1.51)       (1.35)       (1.80)        (.77)        (.11)
Net asset value, end of year                  $15.88       $15.12       $13.11       $14.08       $12.09

TOTAL RETURN
Total investment return based on
  net asset value (c)                          15.96%       27.04%        5.98%       23.06%        4.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $77,554      $72,618      $61,709      $59,978      $43,328
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.29%(d)     2.31%(d)     2.27%(d)     2.10%        2.10%
  Expenses, before waivers/reimbursements       2.29%        2.31%        2.44%        2.35%        2.67%
  Net investment income                          .39%         .10%         .42%        1.15%        1.62%
Portfolio turnover rate                           84%         137%         133%         209%         134%


See footnote summary on page 31.


27


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GROWTH INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                       CLASS C
                                            ---------------------------------------------------------------
                                                                YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $15.13       $13.12       $14.09       $12.10       $11.65

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .06(a)       .02(a)       .06(a)(b)    .06(b)       .18(b)
Net realized and unrealized gain
  on investment transactions                    2.20         3.34          .77         2.70          .38
Net increase in net asset value
  from operations                               2.26         3.36          .83         2.76          .56

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.07)        (.02)        (.11)        (.18)        (.10)
Distributions in excess of net
  investment income                             (.03)          -0-          -0-          -0-          -0-
Distributions from net realized gains          (1.41)       (1.33)       (1.69)        (.59)        (.01)
Total dividends and distributions              (1.51)       (1.35)       (1.80)        (.77)        (.11)
Net asset value, end of year                  $15.88       $15.13       $13.12       $14.09       $12.10

TOTAL RETURN
Total investment return based on
  net asset value (c)                          15.88%       27.02%        5.97%       23.04%        4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $9,618       $8,336       $6,033       $5,915       $4,247
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.28%(d)     2.30%(d)     2.28%(d)     2.10%        2.10%
  Expenses, before waivers/reimbursements       2.28%        2.30%        2.43%        2.36%        2.66%
  Net investment income                          .40%         .11%         .42%        1.15%        1.62%
Portfolio turnover rate                           84%         137%         133%         209%         134%


See footnote summary on page 31.


28


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                         CLASS A
                                            ---------------------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.97       $11.31       $11.14       $10.38       $10.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .38(a)       .39(a)       .41(a)       .51          .48
Net realized and unrealized gain (loss)
  on investment transactions                     .61         1.54          .46          .80         (.02)
Net increase in net asset value
  from operations                                .99         1.93          .87         1.31          .46

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.38)        (.43)        (.45)        (.55)        (.45)
Distributions in excess of net
  investment income                             (.05)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions              (1.08)       (1.27)        (.70)        (.55)        (.45)
Net asset value, end of year                  $11.88       $11.97       $11.31       $11.14       $10.38

TOTAL RETURN
Total investment return based on
  net asset value (c)                           8.59%       17.87%        7.90%       12.69%        4.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $18,493      $11,715      $11,860      $14,161      $16,105
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       1.41%(d)     1.41%(d)     1.40%(d)     1.40%        1.40%
  Expenses, before waivers/reimbursements       1.74%        1.91%        1.90%        1.73%        1.83%
  Net investment income (b)                     3.17%        3.33%        3.66%        4.43%        4.66%
Portfolio turnover rate                          105%         138%         174%         267%         248%


See footnote summary on page 31.


29


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $12.19       $11.49       $11.31       $10.51       $10.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .30(a)       .32(a)       .34(a)       .43          .46
Net realized and unrealized gain (loss)
  on investment transactions                     .63         1.55          .46          .82         (.02)
Net increase in net asset value
  from operations                                .93         1.87          .80         1.25          .44

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)        (.33)        (.37)        (.45)        (.40)
Distributions in excess of net
  investment income                             (.04)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions              (1.00)       (1.17)        (.62)        (.45)        (.40)
Net asset value, end of year                  $12.12       $12.19       $11.49       $11.31       $10.51

TOTAL RETURN
Total investment return based on
  net asset value (c)                           7.82%       17.04%        7.10%       11.95%        3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $31,177      $28,432      $28,037      $31,979      $30,542
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.11%(d)     2.10%(d)     2.10%        2.10%
  Expenses, before waivers/reimbursements       2.48%        2.61%        2.61%        2.44%        2.52%
  Net investment income (b)                     2.48%        2.63%        2.96%        3.72%        3.96%
Portfolio turnover rate                          105%         138%         174%         267%         248%


See footnote summary on page 31.


30


                                           ALLIANCE CONSERVATIVE INVESTORS FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                         CLASS C
                                            -----------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                            ---------------------------------------------------------------
                                                1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $12.19       $11.49       $11.31       $10.52       $10.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .30(a)       .32(a)       .34(a)       .41          .46
Net realized and unrealized gain (loss)
  on investment transactions                     .64         1.55          .46          .83         (.01)
Net increase in net asset value
  from operations                                .94         1.87          .80         1.24          .45

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)        (.33)        (.37)        (.45)        (.40)
Distribution in excess of net
  investment income                             (.04)          -0-          -0-          -0-          -0-
Distributions from net realized gains           (.65)        (.84)        (.25)          -0-          -0-
Total dividends and distributions              (1.00)       (1.17)        (.62)        (.45)        (.40)
Net asset value, end of year                  $12.13       $12.19       $11.49       $11.31       $10.52

TOTAL RETURN
Total investment return based on
  net asset value (c)                           7.91%       17.04%        7.10%       11.84%        4.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)       $5,688       $4,162       $4,150       $5,326       $4,419
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements       2.11%(d)     2.11%(d)     2.10%(d)     2.10%        2.10%
  Expenses, before waivers/reimbursements       2.47%        2.61%        2.60%        2.45%        2.52%
  Net investment income (b)                     2.47%        2.63%        2.96%        3.71%        3.97%
Portfolio turnover rate                          105%         138%         174%         267%         248%


(a)  Based on average shares outstanding.

(b)  Net of fees waived and expenses reimbursed by Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                                   ALLIANCE GROWTH INVESTORS           ALLIANCE CONSERVATIVE INVESTORS
                             -------------------------------------  -------------------------------------
                                      YEAR ENDED APRIL 30,                  YEAR ENDED APRIL 30,
                             -------------------------------------  -------------------------------------
                                 1999         1998         1997         1999         1998         1997
                             -----------  -----------  -----------  -----------  -----------  -----------
        Class A                  1.54%        1.59%        1.55%        1.40%        1.40%        1.40%
        Class B                  2.27%        2.29%        2.26%        2.10%        2.10%        2.10%
        Class C                  2.27%        2.29%        2.26%        2.10%        2.10%        2.10%


31


                                                  ALLIANCE GROWTH INVESTORS AND
REPORT OF INDEPENDENT ACCOUNTANTS                  CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

TO THE TRUSTEES AND SHAREHOLDERS OF ALLIANCE GROWTH INVESTORS FUND AND ALLIANCE CONSERVATIVE INVESTORS FUND

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth Investors Fund and Alliance Conservative Investors Fund (separately managed portfolios constituting parts of The Alliance Portfolios, hereafter referred to as the "Funds") at April 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
June 23, 1999

TAX INFORMATION (UNAUDITED)
_______________________________________________________________________________

In order to meet certain requirements of the Internal Revenue Code we are advising you that $8,746,325 and $1,560,169 of the capital gain distributions paid by the Alliance Growth Investors and Conservative Investors Funds, respectively, during the fiscal year April 30, 1999 are subject to the maximum tax rate of 20%. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your tax returns was included with your Form 1099 DIV which was sent to you separately in January 1999.


32


                                                  ALLIANCE GROWTH INVESTORS AND
                                                   CONSERVATIVE INVESTORS FUNDS
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE CALVERT, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
NICHOLAS D. P. CARN, VICE PRESIDENT
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-02624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-800-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036-2798


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


33


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


34


ALLIANCE GROWTH INVESTORS FUND
ALLIANCE CONSERVATIVE INVESTORS FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GICIAR